Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivable
Accounts Receivable

3. Accounts Receivable

	December 31,	December 31,
	2023	2022
Trade receivables	$1,738,694	$-
Other receivables	89,829	57,065
	1,828,523	57,065
Allowance for doubtful accounts	-	-
Net accounts receivable	1,828,523	57,065

The entire trade receivable was with one client as of December 31, 2023. Approximately $1,427,188 of the trade receivable was collected from the client subsequent to December 31, 2023.